Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized (in Shares)	[1]	22,024,624	22,024,624
Ordinary shares, shares issued (in Shares)	[1]	1,190,317	1,110,907
Ordinary shares, shares outstanding (in Shares)	[1]	1,190,317	1,110,907
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized (in Shares)	[1]	642,043	642,043
Ordinary shares, shares outstanding (in Shares)	[1]	642,043	642,043

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.